Expense Example - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Fundamental Large Cap Value ETF - Fidelity Fundamental Large Cap Value ETF
Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	$ 122